STOCKHOLDERS’ EQUITY (DEFICIT)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 14: STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

As of March 31, 2022 and December 31, 2021, the Company has 10,000,000 shares of Preferred Stock authorized, designated as follows: 7,000,000 shares of Series A Preferred Stock authorized, and 570,000 shares of Series B Preferred Stock authorized. All shares of preferred stock have a par value of $0.00001.

On October 29, 2021, the Series B Preferred Stock had their authorized shares reduced from 900,000 shares to 570,000 and the 150,000 shares of Series C Preferred Stock were cancelled.

Series A Preferred Stock

Dividends. Shares of Series A Preferred Stock shall be entitled to receive, out of funds legally available for that purpose, on the same terms and conditions as that of holders of common stock, as may be declared by the Board of Directors.

Conversion. There are no conversion rights.

Redemption. Subject to certain conditions set forth in the Series A Certificate of Designation, in the event of a Change of Control (defined in the Series A Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series A Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series A Preferred Stock in cash at a price per share of Series A Preferred Stock equal to 100% of the liquidation value.

Voting Rights. Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.

Liquidation. Upon any liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary, the holders of Series A Preferred Stock shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the liquidation value of the Series A Preferred Stock before any distribution or payment shall be made to the holders of any junior securities, and if the assets of the Company is insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of the Series A Preferred Stock shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

The 7,000,000 shares were issued to a former officer of the Company and assigned to the new CEO at the time of the reverse merger of HUMBL.

Series B Preferred Stock

Prior to the amendment of the Certificate of Incorporation on October 29, 2021, the criteria established for the Series B Preferred Stock was as follows:

Dividends. Shares of Series B Preferred Stock shall be entitled to receive, out of funds legally available for that purpose, on the same terms and conditions as that of holders of common stock, as may be declared by the Board of Directors.

Conversion. Each share of Series B Preferred Stock shall be convertible at the option of the holder thereof at any time after December 3, 2021 at the office of the Company or any transfer agent for such stock, into ten thousand (10,000) fully paid and nonassessable shares of common stock subject to adjustment for any stock split or distribution of securities or subdivision of the outstanding shares of common stock.

Redemption. Subject to certain conditions set forth in the Series B Certificate of Designation, in the event of a Change of Control (defined in the Series B Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series B Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series B Preferred Stock in cash at a price per share of Series B Preferred Stock equal to 100% of the liquidation value.

Voting Rights. Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.

Liquidation. Upon any liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary, the holders of Series B Preferred Stock shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the liquidation value of the Series B Preferred Stock before any distribution or payment shall be made to the holders of any junior securities, and if the assets of the Company is insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of the Series B Preferred Stock shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

HUMBL exchanged 100% of their membership interests for 552,029 shares of newly created Series B Preferred Stock. The Series B Preferred shares were issued to the respective members of HUMBL following the approval by FINRA of the one-for-four reverse stock split of the common shares and the increase in the authorized common shares to 7,450,000,000 shares. The FINRA approval for both the increase in the authorized common shares and reverse stock split occurred on February 26, 2021. These shares that were issued in the reverse merger had a value of $39,967.

These shares have a lock-up provision that prevents the holders to convert into common stock for a period of one-year from the date of the merger of December 3, 2020, with the exception of those held by the CEO who has a two-year lock up provision. In addition, officers and directors that received these shares are subject to strict selling limitations, where the number of shares sold within the preceding three months cannot exceed the greater of: (a) 1% of the total outstanding common shares; and (b) the average weekly reported trading volume for the previous four weeks.

On February 26, 2021, the Company issued 493 shares of Series B Preferred Stock for services rendered that were cancelled. On April 15, 2021, the Company revised their issuances and issued with an effective date of March 31, 2021, 2,272 Series B Preferred shares for services rendered. Of the 2,272 shares issued, 528 are vested immediately, 1,219 are vested over one year, and 525 are vested over two years. The vesting period commenced January 1, 2021. All of the Series B Preferred Shares issued have one-year lock up provisions to convert into common stock from the date of the merger of December 3, 2020. For the three months ended March 31, 2022 and year ended December 31, 2021, the Company expensed $4,375 and $401,900 for these Series B Preferred grants.

Between May 3 and May 6, 2021, the Company’s CEO converted 79,625,000 shares of common stock into 7,962 Series B Preferred shares. These shares are subject to a lock-up provision whereby the CEO has agreed not to convert these Series B shares to common for a period of two years.

On July 6, 2021, the CEO of the Company cancelled 9,350 shares of Series B Preferred Stock (93,500,000 if converted into common stock) for no consideration.

On November 19, 2021, the Company paid $215, to redeem 215 Series B Preferred Shares.

In December 2021, there were 7,939 Series B Preferred shares converted into 79,390,000 common shares.

On March 17, 2022, the CEO of the Company cancelled 4,900 shares of Series B Preferred Stock (49,000,000 if converted into common stock) for no consideration.

During the three months ended March 31, 2022, there were 22,064 Series B Preferred shares converted into 220,640,000 common shares.

As of March 31, 2022, the Company has 517,795 shares of Series B Preferred Stock issued and outstanding.

On October 29, 2021, the Company by Board consent approved an amendment to their Certificate of Amendment for the Series B Preferred Stock to (a) reduce the number of authorized shares of Series B Preferred stock to 570,000 and (b) for Series B Preferred shareholders holding greater than 750 shares of Series B Preferred Stock, for the calendar months of December 2021 and January 2022, Series B Preferred shareholders shall not have the right, whether by election, operation of law, or otherwise, to convert into Common Stock shares of Series B Preferred stock constituting more than 5% of the total number of Series B Preferred shares held by them; and for each of the calendar months from February 2022 to May 2023, the percentage that the Series B Preferred shareholder may convert is 3% of the total number of Series B Preferred shares held by them. This action was approved by Series B Shareholder consent.

Common Stock

The Company has 7,450,000,000 shares of common stock, par value $0.00001, authorized. The Company has 1,317,065,639 and 1,023,039,433 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively. The Company on February 26, 2021 increased its authorized shares from 5,000,000,000 to 7,450,000,000 shares.

In March 2021 there was an adjustment for 41,156 shares of common stock from the reverse stock split on February 26, 2021.

On April 26, 2021, the Company, issued 437,500 for the acquisition of the Chile country rights. The value of this transaction was $1,000,000 received in cash.

Between May 3 and May 6, 2021, the Company’s CEO converted 79,625,000 shares of common stock into 7,962 Series B Preferred shares. These shares are subject to a lock-up provision whereby the CEO has agreed not to convert these Series B shares to common for a period of two years.

On June 3, 2021, the Company issued 9,345,794 shares of common stock valued at $10,000,000 using the 10-day VWAP price as part of the consideration for Tickeri. These shares were issued to the two principals of Tickeri.

On June 30, 2021, the Company issued 1,000,000 shares of common stock in settlement of a liability.

In December 2021, there were 7,939 Series B Preferred shares converted into 79,390,000 common shares.

During the year ended December 31, 2021, the Company issued 18,272,540 shares of common stock to consultants and advisors for services. These shares were valued at the market price of the Company’s common stock on the respective dates of issuance. These shares will be expensed as stock-based compensation expense through June 30, 2025. In addition, the Company committed to issue an additional 1,318,926 common shares that have a value of $676,408 for services rendered and to be rendered through February 2022. For the year ended December 31, 2021, the Company expensed $6,521,095, and $6,066,881 is yet to be expensed and is reflected as an offset to additional paid in capital as of December 31, 2021.

In the three months ended March 31, 2022, the Company: (a) issued 4,000,000 shares in a settlement; (b) 10,000,000 shares in the exercise of warrants; (c) 13,200,000 shares in the asset purchase of BizSecure (also granted 26,800,000 restricted stock units in this acquisition); (d) 8,962,036 shares in the acquisition of Ixaya; (e) 675,000 shares for services rendered; (f) 37,374,170 shares issued for the exchange of notes payable and accrued interest; and (g) 220,640,000 shares issued in conversion of 22,064 Series B Preferred stock. In addition, the Company cancelled 825,000 shares.

During the three months ended March 31, 2022, the Company expensed $1,440,464 related to shares issued to consultants and advisors for services as noted above, leaving $4,626,417 of stock-based compensation yet to be expensed as of March 31, 2022. The Company has reduced their obligation to issue common stock by 1,120,176 shares and as of March 31, 2022 has an obligation to issue 198,750 shares valued at $26,831. These shares were issued in April 2022.

Stock Incentive Plan

On July 21, 2021, the Company established the HUMBL, Inc. 2021 Stock Incentive Plan (the “Plan”) for a total issuance not to exceed 20,000,000 shares of common stock. The purpose of the Plan is to promote the long-term growth and profitability of the Company by (i) providing key people with incentives to improve stockholder value and to contribute to the growth and financial success of the Company, and (ii) enabling the Company to attract, retain and reward the best-available persons.

The Plan permits the granting of Stock Options (including incentive stock options qualifying under Code Section 422 and nonqualified stock options), Stock Appreciation Rights, restricted or unrestricted Stock Awards, Restricted Stock Units, Performance Awards, other stock-based awards, or any combination of the foregoing.

Warrants

On December 4, 2020, the Company granted 250,000,000 warrants to two separate holders at a price of $400,000. These warrants have a term of 2 years and are exercisable into shares of common stock at a price of $0.20 per share. In October 2021, 20,000,000 of these warrants have been exercise for $4,000,000.

On December 23, 2020, the Company granted 12,500,000 warrants which were part of a country rights option HUMBL granted. These warrants have a term of 1 year and are exercisable into shares of common stock at a price of $1.00 per share.

On December 23, 2020, the Company entered into two separate convertible note agreements that are convertible into shares of common stock at $0.60 per share. The note holders were each granted 112,500 warrants under the convertible note agreements. These warrants have a term of 2 years and are exercisable into shares of common stock at a price of $1.00 per share.

On May 13, 2021, the Company entered into two separate convertible note agreements that are convertible into shares of common stock at $1.00 per share. The note holders were granted 1,575,000 warrants under the convertible note agreements. These warrants have a term of 2 years and are exercisable into shares of common stock at a price of $1.00 per share. The relative fair value of the warrants of $540,815 was recognized as a debt discount and is being amortized over the life of the convertible notes.

On May 19, 2021, the Company entered into three separate convertible note agreements that are convertible into shares of common stock at $1.00 per share. The note holders were granted 1,425,000 warrants under the convertible note agreements. These warrants have a term of 2 years and are exercisable into shares of common stock at a price of $1.00 per share. The relative fair value of the warrants of $464,127 was recognized as a debt discount and is being amortized over the life of the convertible notes.

On May 21, 2021, the Company entered into a consulting agreement and granted 25,000,000 warrants under this agreement. The warrants have a term of 5 years and expire May 21, 2026. The value of the warrants is $19,132,393 and is being expensed over the 5 year period. The Company expensed $2,337,341 for the year ended December 31, 2021 for these warrants.

On June 21, 2021, the Company entered into two separate convertible note agreements that are convertible into shares of common stock at $1.00 per share. The note holders were granted 1,500,000 warrants under the convertible note agreements. These warrants have a term of 2 years and are exercisable into shares of common stock at a price of $1.00 per share. The relative fair value of the warrants of $548,344 was recognized as a debt discount and is being amortized over the life of the convertible notes.

On August 30, 2021, the Company entered into a convertible note agreement that is convertible into shares of common stock at $0.90 per share. The note holder was granted 375,000 warrants under the convertible note agreement. These warrants have a term of 2 years. The relative fair value of the warrants of $102,486 was recognized as a debt discount and is being amortized over the life of the convertible notes.

On October 6, 2021, the Company entered into a consulting agreement and granted 6,000,000 warrants under this agreement. The warrants have a term of 4 years and expire September 30, 2025. The warrants vest as follows: 750,000 per quarter for the quarters ended December 31, 2021, March 31, 2022, June 30, 2022 and September 30, 2022; 1,000,000 upon release of a fully functional cryptocurrency wallet by December 31, 2021, which criteria was satisfied; and 2,000,000 upon the completion of peer-to-peer in the mobile application by March 31, 2022. The Company has expensed $1,146,998 with respect to these warrants for the year ended December 31, 2021.

On November 12, 2021, the Company entered into a convertible note agreement that is convertible into shares of common stock at $0.60 per share. The note holder was granted 1,000,000 warrants under the convertible note agreement. These warrants have a term of 2 years. The relative fair value of the warrants of $197,791 was recognized as a debt discount and is being amortized over the life of the convertible notes.

On December 31, 2021, the Company entered into a consulting agreement and granted 1,500,000 warrants under this agreement. The warrants have a term of 2 years and expire December 31, 2023. The warrants vest as follows: 500,000 immediately and 250,000 quarterly through December 31, 2022. The Company has expensed $112,410 with respect to these warrants for the year ended December 31, 2021.

On December 31, 2021, the Company entered into a consulting agreement and granted 2,500,000 warrants under this agreement. The warrants have a term of 2 years and expire December 31, 2023. The warrants vest as follows: 750,000 immediately and 150,000 monthly through December 31, 2022. The Company has expensed $168,615 with respect to these warrants for the year ended December 31, 2021.

The following represents a summary of the warrants:

	Three Months Ended March 31, 2022		Year Ended December 31, 2021
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	283,650,000	$0.32627	262,725,000	$0.23875

Granted	-	-	40,925,000	0.82643
Exercised	(10,000,000)	0.20	(20,000,000)	0.20
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	273,650,000	$0.33088	283,650,000	$0.32627
Intrinsic value of warrants	$-		$18,400,000
Weighted Average Remaining Contractual Life (Years)	1.95		2.19

As of March 31, 2022, 255,050,000 warrants are vested.

For the three months ended March 31, 2022 and 2021, the Company incurred stock-based compensation expense of $3,270,349 and $0, respectively for the warrants in accordance with ASC 718-10-50-1 and ASC 718-10-50-2. The fair value of the grants were calculated based on the black-scholes calculation using the assumptions reflected in the chart below for both the service-based grants and the performance-based grants.

As of March 31, 2022, there remains unrecognized stock-based compensation expense related to these warrants of $17,411,672 comprising of service-based grants through June 30, 2026.

Options

On October 26, 2021, the Company granted 630,000 stock options to employees. These options have a term of 10 years and are exercisable into shares of common stock at a price of $0.70 per share. As of March 31, 2022, none of the stock options are vested.

	Three Months Ended March 31, 2022		Year Ended December 31, 2021
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	630,000	$0.70	-	$-

Granted	-	-	630,000	0.70
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	630,000	$0.70	630,000	$0.70
Intrinsic value of warrants	$-		$-
Weighted Average Remaining Contractual Life (Years)	9.57		9.82

For the three months ended March 31, 2022 and 2021, the Company incurred stock-based compensation expense of $36,750 and $0, respectively for the options in accordance with ASC 718-10-50-1 and ASC 718-10-50-2. The fair value of the grants were calculated based on the black-scholes calculation using the assumptions reflected in the chart below for the service-based grants.

Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each option/warrant is estimated using the Black-Scholes valuation model. The following assumptions were used for the periods as follows:

	Three Months Ended	Year Ended
	March 31, 2022	December 31, 2021
Expected term	-	2-10
Expected volatility	-%	182-409%
Expected dividend yield	-	-
Risk-free interest rate	-%	0.10-0.58%

Restricted Stock Units (RSUs)

On February 12, 2022, the Company granted 26,800,000 RSUs in the acquisition of the asserts of BizSecure. These RSUs commence vesting on April 1, 2022.

	Three Months Ended March 31, 2022		Year Ended December 31, 2021
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-	$-	-	$-

Granted	26,800,000	0.1689	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Vested	-	-	-	-
Ending balance	26,800,000	$0.1689	-	$-

For the three months ended March 31, 2022 and 2021, the Company expensed $0 and $0, respectively for the RSUs.

NOTE 12: STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

As of December 31, 2021, the Company has 10,000,000 shares of Preferred Stock authorized, designated as follows: 7,000,000 shares of Series A Preferred Stock authorized, and 570,000 shares of Series B Preferred Stock authorized. All shares of preferred stock have a par value of $0.00001.

On October 29, 2021, the Series B Preferred Stock had their authorized shares reduced from 900,000 shares to 570,000 and the 150,000 shares of Series C Preferred Stock were cancelled.

Series A Preferred Stock

Dividends. Shares of Series A Preferred Stock shall be entitled to receive, out of funds legally available for that purpose, on the same terms and conditions as that of holders of common stock, as may be declared by the Board of Directors.

Conversion. There are no conversion rights.

Redemption. Subject to certain conditions set forth in the Series A Certificate of Designation, in the event of a Change of Control (defined in the Series A Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series A Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series A Preferred Stock in cash at a price per share of Series A Preferred Stock equal to 100% of the liquidation value.

Voting Rights. Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.

Liquidation. Upon any liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary, the holders of Series A Preferred Stock shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the liquidation value of the Series A Preferred Stock before any distribution or payment shall be made to the holders of any junior securities, and if the assets of the Company is insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of the Series A Preferred Stock shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

The 7,000,000 shares were issued to a former officer of the Company and assigned to the new CEO at the time of the reverse merger of HUMBL.

Series B Preferred Stock

Prior to the amendment of the Certificate of Incorporation on October 29, 2021, the criteria established for the Series B Preferred Stock was as follows:

Dividends. Shares of Series B Preferred Stock shall be entitled to receive, out of funds legally available for that purpose, on the same terms and conditions as that of holders of common stock, as may be declared by the Board of Directors.

Conversion. Each share of Series B Preferred Stock shall be convertible at the option of the holder thereof at any time after December 3, 2021 at the office of the Company or any transfer agent for such stock, into ten thousand (10,000) fully paid and nonassessable shares of common stock subject to adjustment for any stock split or distribution of securities or subdivision of the outstanding shares of common stock.

Redemption. Subject to certain conditions set forth in the Series B Certificate of Designation, in the event of a Change of Control (defined in the Series B Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series B Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series B Preferred Stock in cash at a price per share of Series B Preferred Stock equal to 100% of the liquidation value.

Voting Rights. Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.

Liquidation. Upon any liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary, the holders of Series B Preferred Stock shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the liquidation value of the Series B Preferred Stock before any distribution or payment shall be made to the holders of any junior securities, and if the assets of the Company is insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of the Series B Preferred Stock shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

HUMBL exchanged 100% of their membership interests for 552,029 shares of newly created Series B Preferred Stock. The Series B Preferred shares were issued to the respective members of HUMBL following the approval by FINRA of the one-for-four reverse stock split of the common shares and the increase in the authorized common shares to 7,450,000,000 shares. The FINRA approval for both the increase in the authorized common shares and reverse stock split occurred on February 26, 2021. These shares that were issued in the reverse merger had a value of $39,967.

These shares have a lock-up provision that prevents the holders to convert into common stock for a period of one-year from the date of the merger of December 3, 2020, with the exception of those held by the CEO who has a two-year lock up provision. In addition, officers and directors that received these shares are subject to strict selling limitations, where the number of shares sold within the preceding three months cannot exceed the greater of: (a) 1% of the total outstanding common shares; and (b) the average weekly reported trading volume for the previous four weeks.

On February 26, 2021, the Company issued 493 shares of Series B Preferred Stock for services rendered that were cancelled. On April 15, 2021, the Company revised their issuances and issued with an effective date of March 31, 2021, 2,272 Series B Preferred shares for services rendered. Of the 2,272 shares issued, 528 are vested immediately, 1,219 are vested over one year, and 525 are vested over two years. The vesting period commenced January 1, 2021. All of the Series B Preferred Shares issued have one-year lock up provisions to convert into common stock from the date of the merger of December 3, 2020. For the year ended December 31, 2021, the Company expensed $401,900 for these Series B Preferred grants.

Between May 3 and May 6, 2021, the Company’s CEO converted 79,625,000 shares of common stock into 7,962 Series B Preferred shares. These shares are subject to a lock-up provision whereby the CEO has agreed not to convert these Series B shares to common for a period of two years.

On July 6, 2021, the CEO of the Company cancelled 9,350 shares of Series B Preferred Stock (93,500,000 if converted into common stock) for no consideration.

On November 19, 2021, the Company paid $215, to redeem 215 Series B Preferred Shares.

In December 2021, there were 7,939 Series B Preferred shares converted into 79,390,000 common shares.

As of December 31, 2021 and 2020, the Company has 544,759 and 0 shares of Series B Preferred Stock issued and outstanding, respectively.

On October 29, 2021, the Company by Board consent approved an amendment to their Certificate of Amendment for the Series B Preferred Stock to (a) reduce the number of authorized shares of Series B Preferred stock to 570,000 and (b) for Series B Preferred shareholders holding greater than 750 shares of Series B Preferred Stock, for the calendar months of December 2021 and January 2022, Series B Preferred shareholders shall not have the right, whether by election, operation of law, or otherwise, to convert into Common Stock shares of Series B Preferred stock constituting more than 5% of the total number of Series B Preferred shares held by them; and for each of the calendar months from February 2022 to May 2023, the percentage that the Series B Preferred shareholder may convert is 3% of the total number of Series B Preferred shares held by them. This action was approved by Series B Shareholder consent.

In addition to the conversion restrictions in the certificate of incorporation to which they are subject, HUMBL’s four founders have imposed additional limitations on their ability to convert and sell common stock. As of December 31, 2021, HUMBL’s CEO and co-founder, Brian Foote, owns approximately 43.5% of the Series B shares. Mr. Foote’s co-founders, Jeffrey Hinshaw, Michele Rivera and Karen Garcia own approximately 14.6% of the Series B shares. Mr. Foote has committed not to sell any shares of his common stock for all of calendar year 2022. In addition to being subject to the affiliate sales limitations under Rule 144, all of the co-founders have agreed to extend the 3% per month conversion limitations on their Series B shares through the end of calendar year 2024 in an effort to limit potential dilution.

Series C Preferred Stock

Dividends. Shares of Series C Preferred Stock shall be entitled to receive, out of funds legally available for that purpose, on the same terms and conditions as that of holders of common stock, as may be declared by the Board of Directors.

Conversion. Each share of Series C Preferred Stock shall be convertible at the option of the holder thereof at the office of the Company or any transfer agent for such stock, into five thousand (5,000) fully paid and nonassessable shares of common stock subject to adjustment for any stock split or distribution of securities or subdivision of the outstanding shares of common stock.

Redemption. Subject to certain conditions set forth in the Series C Certificate of Designation, in the event of a Change of Control (defined in the Series C Certificate of Designation as the time at which as a third party not affiliated with the Company or any holders of the Series C Preferred Stock shall have acquired, in one or a series of related transactions, equity securities of the Company representing more than fifty percent 50% of the outstanding voting securities of the Company), the Company, at its option, will have the right to redeem all or a portion of the outstanding Series C Preferred Stock in cash at a price per share of Series C Preferred Stock equal to 100% of the liquidation value.

Voting Rights. Holders of Series C Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of five thousand (5,000) votes for every share of Series C Preferred Stock held.

Liquidation. Upon any liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary, the holders of Series C Preferred Stock shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount equal to the liquidation value of the Series C Preferred Stock before any distribution or payment shall be made to the holders of any junior securities, and if the assets of the Company is insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of the Series C Preferred Stock shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

On October 29, 2021, the Series C Preferred Stock was withdrawn.

Common Stock

The Company has 7,450,000,000 shares of common stock, par value $0.00001, authorized. The Company has 1,023,039,433 and 974,177,443 shares issued and outstanding as of December 31, 2021 and 2020, respectively. The Company on February 26, 2021 increased its authorized shares from 5,000,000,000 to 7,450,000,000 shares.

In December 2020 following the reverse merger, the Company cancelled 25,000,000 shares of common stock for no value received to assist in completing the merger with HUMBL, and the raising of capital through the purchase of warrants and warrants granted in the convertible notes.

In March 2021 there was an adjustment for 41,156 shares of common stock from the reverse stock split on February 26, 2021.

On April 26, 2021, the Company, issued 437,500 for the acquisition of the Chile country rights. The value of this transaction was $1,000,000 received in cash.

Between May 3 and May 6, 2021, the Company’s CEO converted 79,625,000 shares of common stock into 7,962 Series B Preferred shares. These shares are subject to a lock-up provision whereby the CEO has agreed not to convert these Series B shares to common for a period of two years.

On June 3, 2021, the Company issued 9,345,794 shares of common stock valued at $10,000,000 using the 10-day VWAP price as part of the consideration for Tickeri. These shares were issued to the two principals of Tickeri.

On June 30, 2021, the Company issued 1,000,000 shares of common stock in settlement of a liability.

In December 2021, there were 7,939 Series B Preferred shares converted into 79,390,000 common shares.

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During the year ended December 31, 2021, the Company issued 18,272,540 shares of common stock to consultants and advisors for services. These shares were valued at the market price of the Company’s common stock on the respective dates of issuance. These shares will be expensed as stock-based compensation expense through June 30, 2025. In addition, the Company committed to issue an additional 1,318,926 common shares that have a value of $676,408 for services rendered and to be rendered through February 2022. For the year ended December 31, 2021, the Company expensed $6,521,095, and $6,066,881 is yet to be expensed and is reflected as an offset to additional paid in capital as of December 31, 2021.

Stock Incentive Plan

On July 21, 2021, the Company established the HUMBL, Inc. 2021 Stock Incentive Plan (the “Plan”) for a total issuance not to exceed 20,000,000 shares of common stock. The purpose of the Plan is to promote the long-term growth and profitability of the Company by (i) providing key people with incentives to improve stockholder value and to contribute to the growth and financial success of the Company, and (ii) enabling the Company to attract, retain and reward the best-available persons.

The Plan permits the granting of Stock Options (including incentive stock options qualifying under Code Section 422 and nonqualified stock options), Stock Appreciation Rights, restricted or unrestricted Stock Awards, Restricted Stock Units, Performance Awards, other stock-based awards, or any combination of the foregoing.

Warrants

On December 4, 2020, the Company granted 250,000,000 warrants to two separate holders at a price of $400,000. These warrants have a term of 2 years and are exercisable into shares of common stock at a price of $0.20 per share. In October 2021, 20,000,000 of these warrants have been exercise for $4,000,000.

On December 23, 2020, the Company granted 12,500,000 warrants which were part of a country rights option HUMBL granted. These warrants have a term of 1 year and are exercisable into shares of common stock at a price of $1.00 per share.

On December 23, 2020, the Company entered into two separate convertible note agreements that are convertible into shares of common stock at $0.60 per share. The note holders were each granted 112,500 warrants under the convertible note agreements. These warrants have a term of 2 years and are exercisable into shares of common stock at a price of $1.00 per share.

On May 13, 2021, the Company entered into two separate convertible note agreements that are convertible into shares of common stock at $1.00 per share. The note holders were granted 1,575,000 warrants under the convertible note agreements. These warrants have a term of 2 years and are exercisable into shares of common stock at a price of $1.00 per share. The relative fair value of the warrants of $540,815 was recognized as a debt discount and is being amortized over the life of the convertible notes.

On May 19, 2021, the Company entered into three separate convertible note agreements that are convertible into shares of common stock at $1.00 per share. The note holders were granted 1,425,000 warrants under the convertible note agreements. These warrants have a term of 2 years and are exercisable into shares of common stock at a price of $1.00 per share. The relative fair value of the warrants of $464,127 was recognized as a debt discount and is being amortized over the life of the convertible notes.

On May 21, 2021, the Company entered into a consulting agreement and granted 25,000,000 warrants under this agreement. The warrants have a term of 5 years and expire May 21, 2026. The value of the warrants is $19,132,393 and is being expensed over the 5 year period. The Company expensed $2,337,341 for the year ended December 31, 2021 for these warrants.

On June 21, 2021, the Company entered into two separate convertible note agreements that are convertible into shares of common stock at $1.00 per share. The note holders were granted 1,500,000 warrants under the convertible note agreements. These warrants have a term of 2 years and are exercisable into shares of common stock at a price of $1.00 per share. The relative fair value of the warrants of $548,344 was recognized as a debt discount and is being amortized over the life of the convertible notes.

On August 30, 2021, the Company entered into a convertible note agreement that is convertible into shares of common stock at $0.90 per share. The note holder was granted 375,000 warrants under the convertible note agreement. These warrants have a term of 2 years. The relative fair value of the warrants of $102,486 was recognized as a debt discount and is being amortized over the life of the convertible notes.

On October 6, 2021, the Company entered into a consulting agreement and granted 6,000,000 warrants under this agreement. The warrants have a term of 4 years and expire September 30, 2025. The warrants vest as follows: 750,000 per quarter for the quarters ended December 31, 2021, March 31, 2022, June 30, 2022 and September 30, 2022; 1,000,000 upon release of a fully functional cryptocurrency wallet by December 31, 2021, which criteria was satisfied; and 2,000,000 upon the completion of peer-to-peer in the mobile application by March 31, 2022. The Company has expensed $1,146,998 with respect to these warrants for the year ended December 31, 2021.

On November 12, 2021, the Company entered into a convertible note agreement that is convertible into shares of common stock at $0.60 per share. The note holder was granted 1,000,000 warrants under the convertible note agreement. These warrants have a term of 2 years. The relative fair value of the warrants of $197,791 was recognized as a debt discount and is being amortized over the life of the convertible notes.

On December 31, 2021, the Company entered into a consulting agreement and granted 1,500,000 warrants under this agreement. The warrants have a term of 2 years and expire December 31, 2023. The warrants vest as follows: 500,000 immediately and 250,000 quarterly through December 31, 2022. The Company has expensed $112,410 with respect to these warrants for the year ended December 31, 2021.

On December 31, 2021, the Company entered into a consulting agreement and granted 2,500,000 warrants under this agreement. The warrants have a term of 2 years and expire December 31, 2023. The warrants vest as follows: 750,000 immediately and 150,000 monthly through December 31, 2022. The Company has expensed $168,615 with respect to these warrants for the year ended December 31, 2021.

The following represents a summary of the warrants:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	262,725,000	$0.23875	-	$-

Granted	40,925,000	0.82643	262,725,000	0.23875
Exercised	(20,000,000)	0.20	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	283,650,000	$0.32627	262,725,000	$0.23875
Intrinsic value of warrants	$18,400,000		$104,800,000
Weighted Average Remaining Contractual Life (Years)	2.19		1.88

As of December 31, 2021, 256,600,000 warrants are vested.

For the years ended December 31, 2021 and 2020, the Company incurred stock-based compensation expense of $3,765,363 and $0, respectively for the warrants in accordance with ASC 718-10-50-1 and ASC 718-10-50-2. The fair value of the grants were calculated based on the black-scholes calculation using the assumptions reflected in the chart below for both the service-based grants and the performance-based grants.

As of December 31, 2021, there remains unrecognized stock-based compensation expense related to these warrants of $20,682,021 comprising of $19,213,864 in service-based grants and $1,468,157 in performance-based grants, respectively through June 30, 2026.

Options

On October 26, 2021, the Company granted 630,000 stock options to employees. These options have a term of 10 years and are exercisable into shares of common stock at a price of $0.70 per share. As of December 31, 2021, none of the stock options are vested.

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-	$-	-	$-

Granted	630,000	0.70	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	630,000	$0.70	-	$-
Intrinsic value of warrants	$-		$-
Weighted Average Remaining Contractual Life (Years)	9.82		-

For the years ended December 31, 2021 and 2020, the Company incurred stock-based compensation expense of $24,500 and $0, respectively for the options in accordance with ASC 718-10-50-1 and ASC 718-10-50-2. The fair value of the grants were calculated based on the black-scholes calculation using the assumptions reflected in the chart below for the service-based grants.

As of December 31, 2021, there remains unrecognized stock-based compensation expense related to these options of $416,496 comprising of service-based grants through October 26, 2024.

Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each option/warrant is estimated using the Black-Scholes valuation model. The following assumptions were used for the periods as follows:

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
Expected term	2-10	2
Expected volatility	182 - 409%	761%
Expected dividend yield	-	-
Risk-free interest rate	0.10 - 0.58%	0.33%

Tickeri Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 5: STOCKHOLDERS’ EQUITY (DEFICIT)

The Company has 10,000,000 shares of common stock, par value $0.00001, authorized. The Company has 8,500,000 shares issued and outstanding as of December 31, 2020. The shares of stock were issued at a value of $468. In addition, in February 2020, the shareholders contributed $25,000 for working capital purposes.

NOTE 5: STOCKHOLDERS’ EQUITY (DEFICIT)

The Company has 10,000,000 shares of common stock, par value $0.00001, authorized. The Company has 8,500,000 shares issued and outstanding as of December 31, 2020. The shares of stock were issued at a value of $468. In addition, in February 2020, the shareholders contributed $25,000 for working capital purposes.